Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for CEO (b)	Compensation Actually Paid to CEO (c)	Average Summary Compensation Table Total for non-CEO NEOs (d)	Average Compensation Actually Paid to non-CEO NEOs (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (In Millions) (h)	Diluted Earnings Per Share (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)
2025	$1,906,024	$1,568,150	$693,760	$676,245	$76.09	$87.73	$42.80	$2.32
2024	$1,828,153	$1,578,153	$616,182	$411,477	$89.61	$91.21	$44.40	$2.47
2023	$1,758,814	$1,414,050	$673,736	$467,470	$109.30	$103.30	$31.50	$1.76
2022	$1,154,726	$38,876	$452,477	$284,597	$128.86	$120.09	$42.40	$2.39
2021	$1,290,444	$3,173,051	$490,567	$782,328	$194.55	$132.98	$36.50	$2.07

Named Executive Officers, Footnote
Column (b) Reflects compensation amounts reported in the “Summary Compensation Table” for Mr. Dennis Doll, for the fiscal years 2023, 2022 and, 2021; and for Ms. Leslie annualized compensation amount for 2024.

Peer Group Issuers, Footnote
Column (g) For the relevant fiscal year, represents the cumulative TSR of the Peer Group for the measurement periods ended on December 31 of each of 2025, 2024, 2023, 2022, and 2021, respectively. Peer Group companies currently include American States Water Company, Artesian Resources Corp., California Water Service Group, Global Water Resources Inc., H2O America, and York Water Company.

PEO Total Compensation Amount	$ 1,906,024	$ 1,828,153	$ 1,758,814	$ 1,154,726	$ 1,290,444
PEO Actually Paid Compensation Amount	$ 1,568,150	1,578,153	1,414,050	38,876	3,173,051
Adjustment To PEO Compensation, Footnote
Column (c) “Compensation actually paid” to Mr. Doll in each of 2023, 2022, and 2021, and for Ms. Leslie in 2024 and 2025, reflects the respective amounts set forth in column (b) of the compensation table above, adjusted as set forth in the compensation calculation table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the CEO’s compensation for each fiscal year, please see the CD&A sections of the Proxy Statements reporting pay for the fiscal years covered in the table above.

Year	Summary Compensation Table Total for CEO	Summary Compensation Table Equity Awards for CEO	Equity Awards Adjustment for CEO	Summary Compensation Table Change in Pension Value for CEO	Pension Service Cost Adjustment for CEO	Total Compensation Actually Paid to CEO
2025	$1,906,024	$(678,000)	$340,126	$—	$—	$1,568,150
2024	$1,828,153	(250,000)	$—	$—	$—	$1,578,153
2023	$1,758,814	$—	$21,252	$(630,526)	$264,510	$1,414,050
2022	$1,154,726	$(400,000)	$(1,008,164)	$—	$292,314	$38,876
2021	$1,290,444	$(400,000)	$2,176,122	$(174,119)	$280,604	$3,173,051

Fair Value of Equity Awards for CEO	2025	2024	2023	2022	2021
Year End Fair Value of Current Year Equity Award	$340,126	$—	$338,140	$299,182	$608,959
Year End Change in Fair Value of Prior Year Equity Awards	$—	$—	$(307,889)	$(1,184,082)	$1,507,984
Change in Fair Value of Prior Year Equity Awards Vesting in Current Year	$—	$—	$(8,999)	$(123,264)	$59,179
Total Equity Awards Adjustments for CEO	$340,126	$—	$21,252	$(1,008,164)	$2,176,122

Non-PEO NEO Average Total Compensation Amount	$ 693,760	616,182	673,736	452,477	490,567
Non-PEO NEO Average Compensation Actually Paid Amount	$ 676,245	411,477	467,470	284,597	782,328
Adjustment to Non-PEO NEO Compensation Footnote
Column (e) Average “compensation actually paid” for our non-CEO NEOs in each of 2025, 2024, 2023, 2022, and 2021 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the compensation calculation table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the non-CEO NEOs compensation for each fiscal year, please see the CD&A sections of the Proxy Statements reporting pay for the fiscal years covered in the table above.

Year	Average Summary Compensation Table Total for non-CEO NEOs	Average Summary Compensation Table Equity Awards for non-CEO NEOs	Average Equity Awards Adjustment for non-CEO NEOs	Average Summary Compensation Table Change in Pension Value for non-CEO NEOs	Average Pension Service Cost Adjustment for non-CEO NEOs	Average Total Compensation Actually Paid to non-CEO NEOs
2025	$693,760	$(93,750)	$76,235	$—	$—	$676,245
2024	$616,182	$(114,000)	$(21,535)	$(80,489)	$11,320	$411,477
2023	$673,736	$(45,064)	$22,748	$(196,877)	$12,926	$467,470
2022	$452,477	$(92,500)	$(120,479)	$—	$45,098	$284,597
2021	$490,567	$(88,750)	$390,457	$(78,407)	$68,461	$782,328

Fair Value of Equity Awards for non-CEO NEOs	2025	2024	2023	2022	2021
Year End Fair Value of Current Year Equity Award	$74,500	$36,136	$78,203	$67,342	$135,097
Year End Change in Fair Value of Prior Year Equity Awards	$(2,664)	$(23,073)	$(54,533)	$(175,221)	$246,026
Change in Fair Value of Prior Year Equity Awards Vesting in Current Year	$4,399	$(34,598)	$(922)	$(12,600)	$9,334
Total Equity Awards Adjustments non-CEO NEOs	$76,235	$(21,535)	$22,748	$(120,479)	$390,457

Compensation Actually Paid vs. Total Shareholder Return	CAP VS. TSR

¢	CAP to PEO	¢	Avg. CAP to non-PEO NEOs
	MSEX TSR		Peer Group TSR

Compensation Actually Paid vs. Net Income	CAP VS. NET INCOME AND DILUTED EARNINGS PER SHARE

¢	CAP to PEO	¢	Avg. CAP to non-PEO NEOs
	Net Income		Diluted Earnings Per Share

Compensation Actually Paid vs. Company Selected Measure	CAP VS. NET INCOME AND DILUTED EARNINGS PER SHARE

¢	CAP to PEO	¢	Avg. CAP to non-PEO NEOs
	Net Income		Diluted Earnings Per Share

Total Shareholder Return Vs Peer Group	CAP VS. TSR

¢	CAP to PEO	¢	Avg. CAP to non-PEO NEOs
	MSEX TSR		Peer Group TSR

Tabular List, Table
The following performance measures represent the most important financial and non-financial performance measures used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended December 31, 2025:
•Diluted earnings per share;
•Net income;
•Capital investment delivery;
•Employee engagement and satisfaction;
•Customer experience; and
•Safety metrics

Total Shareholder Return Amount	$ 76.09	89.61	109.30	128.86	194.55
Peer Group Total Shareholder Return Amount	87.73	91.21	103.30	120.09	132.98
Net Income (Loss)	$ 42.80	$ 44.40	$ 31.50	$ 42.40	$ 36.50
Company Selected Measure Amount	2.32	2.47	1.76	2.39	2.07
PEO Name	Ms. Leslie	Ms. Leslie	Mr. Dennis Doll,	Mr. Dennis Doll,	Mr. Dennis Doll,
Additional 402(v) Disclosure
Column (d) Reflects compensation information for our NEOs other than the CEO as described in the CD&A of this Proxy Statement. 2025: Mohammed G. Zerhouni, Gregory S. Sorensen, Jay L. Kooper, Georgia M. Simpson. 2024: Mohammed G. Zerhouni, A. Bruce O’Connor, Jay L. Kooper, Georgia M. Simpson, Robert K. Fullagar. 2023 A. Bruce O’Connor, Jay L. Kooper, Georgia M. Simpson, Robert K. Fullagar. 2022: A. Bruce O’Connor, Jay L. Kooper, Georgia M. Simpson, Robert K. Fullagar. 2021: A. Bruce O’Connor, Bernadette M. Sohler, Jay L. Kooper, Lorrie B. Ginegaw.
Column (f) For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Middlesex for the measurement periods ended on December 31 of each of 2025, 2024, 2023, 2022, and 2021, respectively.
Column (h) Source: Company’s Annual Report on Form 10-K for each respective year.
	Column (i) Source: Company’s Annual Report on Form 10-K for each respective year
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	Net income
Measure:: 3
Pay vs Performance Disclosure
Name	Capital investment delivery
Measure:: 4
Pay vs Performance Disclosure
Name	Employee engagement and satisfaction
Measure:: 5
Pay vs Performance Disclosure
Name	Customer experience
Measure:: 6
Pay vs Performance Disclosure
Name	Safety metrics
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (630,526)	$ 0	$ (174,119)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	264,510	292,314	280,604
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(678,000)	(250,000)	0	(400,000)	(400,000)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	340,126	0	21,252	(1,008,164)	2,176,122
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	340,126	0	338,140	299,182	608,959
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(307,889)	(1,184,082)	1,507,984
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(8,999)	(123,264)	59,179
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(80,489)	(196,877)	0	(78,407)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	11,320	12,926	45,098	68,461
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(93,750)	(114,000)	(45,064)	(92,500)	(88,750)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,235	(21,535)	22,748	(120,479)	390,457
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,500	36,136	78,203	67,342	135,097
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,664)	(23,073)	(54,533)	(175,221)	246,026
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,399	$ (34,598)	$ (922)	$ (12,600)	$ 9,334